Stock Based Compensation - Summary of Weighted-Average Amounts for Assumptions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Assumptions [Abstract]
Expected price volatility	77.90%	120.50%	103.70%
Risk free interest rate (U.S. treasury bonds)	0.50%	0.50%	0.80%
Expected annual dividend yield	$ 0	$ 0	$ 0
Expected option term (years)	3 years 6 months	3 years 6 months	3 years 1 month 6 days
Grant date fair value per share	$ 0.23	$ 0.26	$ 0.34